INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit)

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
Current tax benefit (expense)	$2,088	$(21,148)	$(36,706)	$21,331
Deferred tax benefit	71,714	34,380	195,356	157,962

Income tax benefit	$73,802	$13,232	$158,650	$179,293

(In thousands)	Years Ended December 31,
	2012	2011	2010
Current - Federal	$61,655	$18,608	$(4,534)
Current - foreign	(48,579)	(51,293)	(41,388)
Current - state	(9,408)	14,719	(5,278)

Total current benefit (expense)	3,668	(17,966)	(51,200)
Deferred - Federal	261,014	126,078	211,137
Deferred - foreign	27,970	13,708	(3,859)
Deferred - state	15,627	4,158	3,902

Total deferred benefit	304,611	143,944	211,180

Income tax benefit	$308,279	$125,978	$159,980

Schedule of Deferred Tax Assets and Liabilities

(In thousands)	2012	2011
Deferred tax liabilities:
Intangibles and fixed assets	$2,418,558	$2,381,177
Long-term debt	381,712	465,201
Foreign	21,828	43,305
Investments in nonconsolidated affiliates	49,654	46,502
Unrealized loss in marketable securities	13,768	-
Other investments	2,122	7,068
Other	5,480	25,834

Total deferred tax liabilities	2,893,122	2,969,087
Deferred tax assets:
Accrued expenses	82,550	92,038
Unrealized gain in marketable securities	-	6,833
Net operating losses	1,107,594	917,078
Bad debt reserves	8,418	10,767
Deferred Income	553	590
Other	35,693	33,931

Total gross deferred tax assets	1,234,808	1,061,237
Less: Valuation allowance	12,312	14,177

Total deferred tax assets	1,222,496	1,047,060

Net deferred tax liabilities	$1,670,626	$1,922,027

Schedule of Effective Income Tax Rate Reconciliation

	Years Ended December 31,
(In thousands)	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit at statutory rates	$251,814	35%	$137,903	35%	$217,991	35%
State income taxes, net of Federal tax benefit	6,218	1%	18,877	5%	(1,376)	(0%)
Foreign taxes	8,782	2%	(4,683)	(1%)	(30,967)	(5%)
Nondeductible items	(4,617)	(1%)	(3,154)	(1%)	(3,165)	(0%)
Changes in valuation allowance and other estimates	50,697	7%	(15,816)	(4%)	(16,263)	(3%)
Impairment charge	-	0%	-	0%	-	0%
Other, net	(4,615)	(1%)	(7,149)	(2%)	(6,240)	(1%)

Income tax benefit	$308,279	43%	$125,978	32%	$159,980	26%

Schedule of Unrecognized Tax Benefits

(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2012	2011
Balance at beginning of period	$175,782	$225,469
Increases for tax position taken in the current year	10,575	5,373
Increases for tax positions taken in previous years	14,774	12,115
Decreases for tax position taken in previous years	(55,113)	(37,677)
Decreases due to settlements with tax authorities	(7,581)	(29,443)
Decreases due to lapse of statute of limitations	-	(55)

Balance at end of period	$138,437	$175,782